CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	3 Months Ended
Mar. 31, 2021 shares
Common Class A | Foresight Acquisition Corp [Member] | Private Placement [Member]
Sale of 832,500 Private Placement Units, Net , Shares	832,500